SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	6 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Group’s audited consolidated financial statements for the years ended September 30, 2021 filed on February 15, 2022.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Group believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for the year ended September 30, 2021. The results of operations for the six months ended March 31, 2021 and 2022 are not necessarily indicative of the results for the full years.

Going concern

The Group has been incurring losses from operations since its inception. Accumulated deficits amounted to RMB 4,378,690 and RMB 4,621,914 as of September 30, 2021 and March 31, 2022, respectively. Net cash used in operating activities were RMB 77,566 and RMB 27,545 for the six months ended March 31, 2021 and 2022, respectively. As of September 30, 2021 and March 31, 2022, current liabilities exceeded current assets by RMB 2,170,955 and RMB 2,460,175, respectively.

In addition, the Group’s operations have been affected by the outbreak and spread of the coronavirus disease 2019 (COVID-19), which in March 2020, was declared a pandemic by the World Health Organization. The COVID-19 outbreak is causing lockdowns, travel restrictions, and closures of businesses.

While the outbreak of COVID-19 has come under control in the PRC since the second quarter of 2020, there was a significant rise in COVID-19 cases, including the COVID-19 Delta and Omicron variant cases, in various cities in China in early 2022. The local governments of the affected cities, including Shanghai, have reinstated certain COVID-related measures, including travel restrictions and stay-at-home orders. As a company headquartered in Shanghai, our results of operations and financial outlook may be adversely affected by the COVID-19 outbreak. Since we lease office spaces in Shanghai, the COVID-19 outbreak caused temporary office closures and rotation arrangements, resulting in lower work efficiency and productivity. We also incurred costs in relation to the measures we took to contain the impact of the COVID outbreak, including purchasing personal protective equipment, upgrading our technology system to support the growth in online courses, monitoring our employees’ health, and rotation arrangements to avoid infection transmission.

During this period, the Group adopted a defensive strategy after a prudent assessment of the broader macroeconomic downturn by consolidating internal resources, further improving operating efficiencies and focusing on asset quality improvement rather than aggressive expansion. During the six months ended March 31, 2022, the number of occupied rental units has decreased as compared with the same period ended March 31, 2021.

The extent to which COVID-19 impacts our financial position, results of operations and cash flows in future periods will depend on the future developments of the COVID-19 outbreak, including any potential future variants of the virus, the effectiveness of the mass vaccination programs, the development in medical treatment and other actions taken to contain its spread, which are highly uncertain and unpredictable. If there is not a material recovery in the COVID-19 situation, or the situation further deteriorates in China, our business, results of operations and financial condition could be materially and adversely affected.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Group is unable to continue as a going concern.

The Group intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of bank loans, principal shareholder’s financial support. The Group will focus on the following activities:

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In July 2022, a principal shareholder of the Group, has agreed to consider to provide necessary financial support in the form of debt and/or equity, to the Group to enable the Group to meet its other liabilities and commitments as they become due for at least twelve months from the issuance date of this unaudited condensed consolidated financial statements.

However, future financing requirements will depend on many factors, including the scale and pace of the expansion of the Group’s apartment network, efficiency in apartment operation, including apartment renovation and pricing, the expansion of the Group’s sales and marketing activities, and potential investments in, or acquisitions of, businesses or technologies. Inability to access financing on favorable terms in a timely manner or at all would materially and adversely affect the Group’s business, results of operations, financial condition, and growth prospects.

Financial statement amounts and balances of the VIE and its subsidiaries

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of September
	30, 2021	As of March 31, 2022
	RMB	RMB	USD
		(unaudited)	(unaudited)
ASSETS
Cash and cash equivalents	10,982	2,905	458
Restricted cash	2,893	107	17
Accounts receivable, net	370	-	-
Prepaid rent and deposit	571	-	-
Advances to suppliers	5,323	-	-
Other current assets	97,978	3,413	538
Property and equipment, net	38,940	38,426	6,062
Intangible assets, net	539	464	73
Other assets	108	-	-
Total assets	157,704	45,315	7,148
LIABILITIES
Accounts payable	281,458	279,590	44,104
Deferred revenue	1,125	348	55
Short-term debt	256,773	450,070	70,997
Rental instalment loans	33	-	-
Deposits from tenants	1,422	-	-
Accrued expenses and other current liabilities	875,572	814,442	128,475
Long-term debt	201,041	7,744	1,222
Total liabilities	1,617,424	1,552,194	244,853

	For the Six Months Ended March 31,
	2021	2022
	RMB	RMB	USD
Net revenues	183,276	1,621	256
Net loss	(173,380)	(41,909)	(6,611)
Cash used in operating activities	(1,857)	(10,773)	(1,699)
Cash used in investing activities	(3,879)	-	-
Cash used in financing activities	(8,381)	-	-

The consolidated VIE and VIE’s subsidiaries contributed 30% and 0.4% of the Group’s consolidated revenues for the six months ended March 31, 2021 and 2022. As of September 30, 2021 and March 31, 2022, the consolidated VIE and VIE’s subsidiaries accounted for an aggregate of 42% and 31%, respectively, of the Group’s consolidated total assets, and 57% and 54%, respectively, of the Group’s consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Group or its subsidiaries to provide financial support to the VIE. However, if the VIE were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE.

There are no assets held in the VIE and its subsidiaries that can be used only to settle obligations of the VIE and its subsidiaries, except for registered capital and the PRC statutory reserves. As the VIE and its subsidiaries are incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Group for any of the liabilities of the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends.

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

For the six months ended March 31, 2021 and 2022, the Group recognized impairment losses of RMB 42,584 and RMB 100,156 against certain apartment rental contracts and all trademarks due to the continued underperformance relative to the projected operating results.

Other risks

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Group’s operations.

Coronavirus (“COVID-19”) Impact

The Group’s operations have been affected by the outbreak and spread of the coronavirus disease 2019 (COVID-19), which in March 2020, was declared a pandemic by the World Health Organization. For details, please see assessment of impact in Note 2 - Summary of Principal Accounting Policies - Going concern.

Based on the assessment of current economic environment, customer demand and revenue trend, and the negative impact from COVID-19 outbreak and spread, it appears that the Group’s revenue and operating cash flows may continue to underperform in the next 12 months. Further, a resurgence could further negatively affect both major business segments and impair their ability to regain pre-covid operating levels. As such, the future impact of COVID-19 is still highly uncertain and cannot be predicted as of the financial statement reporting date.